Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Inventory Net Items Net Of Reserve Alternative [Abstract]
Raw materials	$ 462,000,000	$ 458,000,000
Work in process	2,375,000,000	1,998,000,000
Finished goods	1,436,000,000	1,716,000,000
Total Inventories	4,273,000,000	4,172,000,000
Property, Plant and Equipment [Abstract]
Property, plant and equipment, gross	79,709,000,000	73,416,000,000
Less: accumulated depreciation	(46,471,000,000)	(41,988,000,000)
Total property, plant and equipment, net	33,238,000,000	31,428,000,000	27,983,000,000
Advertising [Abstract]
Advertising Expense	1,800,000,000	1,900,000,000	2,000,000,000
Minimum [Member] | Acquisition-related Developed Technology [Member]
Identified Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Useful Life (in years)	4 years
Minimum [Member] | Acquisition-related Customer Relationships [Member]
Identified Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Useful Life (in years)	6 years
Minimum [Member] | Acquisition-related Trade Names [Member]
Identified Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Useful Life (in years)	5 years
Minimum [Member] | Licensed Technology and Patents [Member]
Identified Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Useful Life (in years)	5 years
Maximum [Member] | Acquisition-related Developed Technology [Member]
Identified Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Useful Life (in years)	9 years
Maximum [Member] | Acquisition-related Customer Relationships [Member]
Identified Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Useful Life (in years)	9 years
Maximum [Member] | Acquisition-related Trade Names [Member]
Identified Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Useful Life (in years)	8 years
Maximum [Member] | Licensed Technology and Patents [Member]
Identified Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Useful Life (in years)	17 years
Land and buildings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, gross	22,989,000,000	21,098,000,000
Machinery and equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, gross	44,441,000,000	40,540,000,000
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life (in years)	2 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life (in years)	4 years
Construction in progress [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, gross	$ 12,279,000,000	$ 11,778,000,000
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life (in years)	10 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life (in years)	25 years